Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock
Amount Registered | shares	4,507,603
Proposed Maximum Offering Price per Unit	3.115
Maximum Aggregate Offering Price	$ 14,041,183.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,939.09
Offering Note	The amount registered consists of 4,507,603 shares of the Registrants common stock, held by certain selling stockholders which may be offered and sold by such selling stockholders from time to time pursuant to the prospectus contained in this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued from time to time upon stock splits, stock dividends, recapitalizations, or similar transactions. Solely for the purpose of calculating the registration fee, the Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated and, in accordance with Rule 457c under the Securities Act of 1933, are based upon the average of the high and low prices for the Registrant's common stock as reported on The NYSE American, LLC, on August 28, 2026, such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission.